Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Text Block]
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

(In Thousands)

	December 31
	2011	2010

Prepaid expenses	$1,122	$1,081
Interest receivable	424	352
Other receivable	39	305
Value-added-tax recoverable	33	36
Deferred income tax assets	84	15
Other	526	645
	$2,228	$2,434